Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: January 2026

The undersigned is a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fifth Amended and Restated Transfer and Servicing Agreement, dated as of December 16, 2024 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), by and among the Chase Card Funding LLC, as Transferor, the Bank, as Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Computershare Trust Company, National Association, as Indenture Trustee and Collateral Agent.

The undersigned does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: January 31, 2026

(b)	Interest Period: January 15, 2026 through February 16, 2026

(c)	Interest Accrual Method: 30/360

(d)	Determination Date: February 12, 2026

(e)	Distribution Date: February 17, 2026

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia M. Garvey
Name: Patricia M. Garvey
Title: Executive Director